SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Variable lease payments, low-value and short-term lease payment	¥ 2,393	¥ 2,683	¥ 1,858
Auditor's remuneration:
Audit services	59	73	70
Others	¥ 8	¥ 8	¥ 6